Cabana Target Leading Sector Aggressive ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
EQUITY – 99.9%
Invesco QQQ Trust Series 1	151,146	$55,103,297
Vanguard Communication Services ETF	147,258	21,305,287
Vanguard Consumer Discretionary ETF	237,168	74,724,522
		151,133,106
TOTAL EXCHANGE-TRADED FUNDS
(Cost $151,324,096)		151,133,106

SHORT-TERM INVESTMENTS – 0.1%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	139,313	139,313
TOTAL SHORT TERM INVESTMENTS
(Cost $139,313)		139,313
TOTAL INVESTMENTS – 100.0%
(Cost $151,463,409)		151,272,419
Liabilities in Excess of Other Assets – (0.0)%		(46,990)
TOTAL NET ASSETS – 100.0%		$151,225,429

(a)	The rate is the annualized seven-day yield at period end.